Subsidiaries - Summary of consolidated financial statements of subsidiaries (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Dec. 31, 2020
Consolidated statement of financial position -
Cash and due from banks	S/ 7,464,607	S/ 9,783,777
Financial Investments	26,721,991	22,787,598		S/ 24,547,294
Loans, net	46,520,382	45,502,998		43,005,583
Investment property	1,298,892	1,287,717	S/ 1,224,454	1,224,454	S/ 1,043,978
Total assets	89,624,779	87,482,089		89,954,787
Deposits and obligations	49,188,234	48,530,708		48,897,944
Due to banks and correspondents	9,025,930	7,100,646		8,522,849
Bonds, notes and other obligations	5,551,629	7,906,303		8,389,672
Insurance contract liabilities	7,260	5,648
Total liabilities	79,616,678	78,055,862		81,219,959
Equity attributable to IFS's shareholders	10,008,101	9,426,227	8,734,828	S/ 8,734,828	S/ 8,953,949
Consolidated statement of income -
Net interest and similar income	4,528,045	4,209,613	3,547,688
(Loss) recovery due to impairment on loans, net of recoveries	(1,981,818)	(830,551)	(381,577)
Recovery (loss) due to impairment of financial investments	(7,500)	(12,752)	30,898
Fee income from financial services, net	1,178,462	1,137,386	823,808
Result from insurance activities, before expenses	(178,392)	(252,854)
Net profit (loss) for the year attributable to IFS's shareholders	1,079,276	1,678,114	S/ 1,800,179
Interbank and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	8,598,513	11,052,299
Financial Investments	11,964,232	9,586,343
Loans, net	45,004,811	43,725,346
Investment property
Total assets	68,437,614	66,977,277
Deposits and obligations	46,053,607	44,597,855
Due to banks and correspondents	8,669,331	6,726,595
Bonds, notes and other obligations	4,253,188	6,571,539
Insurance contract liabilities
Total liabilities	60,380,895	59,498,433
Equity attributable to IFS's shareholders	8,056,719	7,478,844
Consolidated statement of income -
Net interest and similar income	3,712,220	3,297,436
(Loss) recovery due to impairment on loans, net of recoveries	(1,981,988)	(832,919)
Recovery (loss) due to impairment of financial investments	15	(732)
Net gain of investment property
Fee income from financial services, net	813,279	797,711
Result from insurance activities, before expenses
Net profit (loss) for the year attributable to IFS's shareholders	856,149	1,374,121
Interseguro [Member]
Consolidated statement of financial position -
Cash and due from banks	266,311	631,156
Financial Investments	12,776,783	11,295,068
Loans, net
Investment property	1,298,892	1,287,717
Total assets	14,741,746	13,636,383
Deposits and obligations
Due to banks and correspondents	215,560	308,164
Bonds, notes and other obligations	244,599	251,524
Insurance contract liabilities	12,068,741	11,092,526
Total liabilities	13,709,303	12,665,533
Equity attributable to IFS's shareholders	1,032,443	970,850
Consolidated statement of income -
Net interest and similar income	778,649	861,964
(Loss) recovery due to impairment on loans, net of recoveries
Recovery (loss) due to impairment of financial investments	(7,858)	(26)
Net gain of investment property	7,111	19,146
Fee income from financial services, net	(13,431)	(7,160)
Result from insurance activities, before expenses	(178,379)	(252,854)
Net profit (loss) for the year attributable to IFS's shareholders	359,550	320,457
Inteligo and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	844,965	1,457,446
Financial Investments	1,855,074	1,698,229
Loans, net	1,519,659	1,784,343
Investment property
Total assets	4,374,266	5,102,598
Deposits and obligations	3,311,719	4,098,842
Due to banks and correspondents	84,004	53,937
Bonds, notes and other obligations
Insurance contract liabilities
Total liabilities	3,453,408	4,208,369
Equity attributable to IFS's shareholders	920,858	894,229
Consolidated statement of income -
Net interest and similar income	85,556	104,810
(Loss) recovery due to impairment on loans, net of recoveries	170	2,368
Recovery (loss) due to impairment of financial investments	347	(11,981)
Net gain of investment property
Fee income from financial services, net	146,223	163,325
Result from insurance activities, before expenses
Net profit (loss) for the year attributable to IFS's shareholders	36,180	(141,395)
Izipay [Member]
Consolidated statement of financial position -
Cash and due from banks	130,149	111,087
Financial Investments	56,459
Loans, net
Investment property
Total assets	1,196,049	902,610
Deposits and obligations
Due to banks and correspondents	61,024	18,584
Bonds, notes and other obligations
Insurance contract liabilities
Total liabilities	946,660	686,292
Equity attributable to IFS's shareholders	249,389	216,318
Consolidated statement of income -
Net interest and similar income	4,348	300
(Loss) recovery due to impairment on loans, net of recoveries
Recovery (loss) due to impairment of financial investments
Net gain of investment property
Fee income from financial services, net	345,583	258,728
Result from insurance activities, before expenses
Net profit (loss) for the year attributable to IFS's shareholders	S/ 33,069	S/ 41,074